Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and employee benefits		$ 8,339	$ 9,541
Accrued expenses	[1]	4,124	4,242
Advance from customers	[2]	486	484
Others		290	440
Total		$ 13,239	$ 14,707

[1]	Accrued expenses mainly represent accrued freight charges and other accrued expenses related to the business operation.
[2]	Advance from customers mainly represent the advance received from customers for the finished goods purchases. The change in contract liabilities primarily represents the cash received, less amounts recognized as revenues during the period. All of the balance as of December 31, 2022 and 2023 had been recognized as revenue for the years ended December 31, 2023 and 2024, respectively. The Group expects to recognize the balance as of December 31, 2024 as revenue within the next 12 months.